Goodwill and Identifiable Intangible Assets, Allocated by Reportable Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Approximate number of employees | Employee	31,000
Goodwill [Roll Forward]
Goodwill	$ 6,719	$ 6,478	$ 6,199
Accumulated impairment losses	(104)	(104)	(104)
Balance, Beginning	6,374	6,095
Business acquisitions	212	335
Business divestitures	(12)
Foreign currency translation adjustments	93	(56)
Assets held for sale	(52)
Balance, Ending	6,615	6,374
ISRS [Member]
Goodwill [Roll Forward]
Goodwill	2,504	2,512	2,493
Accumulated impairment losses	(46)	(46)	(46)
Balance, Beginning	2,466	2,447
Business acquisitions	8	28
Business divestitures	0
Foreign currency translation adjustments	26	(9)
Assets held for sale	(42)
Balance, Ending	2,458	2,466
C&NS [Member]
Goodwill [Roll Forward]
Goodwill	1,977	1,883	1,860
Accumulated impairment losses	(15)	(15)	(15)
Balance, Beginning	1,868	1,845
Business acquisitions	73	20
Business divestitures	0
Foreign currency translation adjustments	21	3
Assets held for sale	0
Balance, Ending	1,962	1,868
Electronic Systems [Member]
Goodwill [Roll Forward]
Goodwill	2,238	2,083	1,846
Accumulated impairment losses	(43)	(43)	$ (43)
Balance, Beginning	2,040	1,803
Business acquisitions	131	287
Business divestitures	(12)
Foreign currency translation adjustments	46	(50)
Assets held for sale	(10)
Balance, Ending	$ 2,195	$ 2,040